ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
ACCRUED EXPENSES	ACCRUED EXPENSES
Accrued expenses is comprised of the following:

(in thousands of $)	December 31, 2024	December 31, 2023
Interest expense	10,074	28,206
Vessel operating expenses	16,598	7,819
Administrative expenses	7,241	5,810
Current tax payable	231	440
Accrued expenses	34,144	42,275

Vessel operating expenses comprise of accruals such as crew wages, brokers' commissions, vessel supplies, routine repairs, maintenance, lubricating oils and other vessel expenses.

Administrative expenses related accruals comprise of general overhead costs including legal and professional fees, personnel costs and other corporate expenses.